Shareholder Report, Holdings (Details)	Nov. 30, 2024
Class A | Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Class A | Midstream - Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Class A | Integrated Oils
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Class A | Refining & Marketing
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class A | Power Generation
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class A | Renewable Energy Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class A | Oilfield Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class A | Integrated Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class A | Electrical Power Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class A | Other (includes short-term Investments)
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	64.10%
Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Class A | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class A | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class A | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class A | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class A | Other (includes short-term Investments)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class A | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class A | Phillips 66
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class A | Hess Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class A | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class A | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class A | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class A | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class A | Canadian Natural Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class A | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class A | Pembina Pipeline Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class C | Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Class C | Midstream - Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Class C | Integrated Oils
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Class C | Refining & Marketing
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class C | Power Generation
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class C | Renewable Energy Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class C | Oilfield Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class C | Integrated Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class C | Electrical Power Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class C | Other (includes short-term Investments)
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	64.10%
Class C | CANADA
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Class C | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class C | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class C | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class C | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class C | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class C | Other (includes short-term Investments)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class C | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class C | Phillips 66
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class C | Hess Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class C | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class C | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class C | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class C | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class C | Canadian Natural Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class C | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class C | Pembina Pipeline Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class I | Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Class I | Midstream - Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Class I | Integrated Oils
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Class I | Refining & Marketing
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class I | Power Generation
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class I | Renewable Energy Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class I | Oilfield Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class I | Integrated Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class I | Electrical Power Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class I | Other (includes short-term Investments)
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	64.10%
Class I | CANADA
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Class I | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class I | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class I | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class I | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class I | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class I | Other (includes short-term Investments)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class I | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class I | Phillips 66
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class I | Hess Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class I | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class I | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class I | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class I | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class I | Canadian Natural Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class I | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class I | Pembina Pipeline Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class R | Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Class R | Midstream - Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Class R | Integrated Oils
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Class R | Refining & Marketing
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class R | Power Generation
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class R | Renewable Energy Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class R | Oilfield Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class R | Integrated Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class R | Electrical Power Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class R | Other (includes short-term Investments)
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Class R | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	64.10%
Class R | CANADA
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Class R | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class R | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class R | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class R | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class R | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class R | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class R | Other (includes short-term Investments)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class R | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class R | Phillips 66
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class R | Hess Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class R | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class R | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class R | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class R | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class R | Canadian Natural Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class R | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class R | Pembina Pipeline Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class Z | Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Class Z | Midstream - Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Class Z | Integrated Oils
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Class Z | Refining & Marketing
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class Z | Power Generation
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class Z | Renewable Energy Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class Z | Oilfield Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class Z | Integrated Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class Z | Electrical Power Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class Z | Other (includes short-term Investments)
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Class Z | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	64.10%
Class Z | CANADA
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Class Z | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class Z | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class Z | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class Z | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class Z | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class Z | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class Z | Other (includes short-term Investments)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class Z | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class Z | Phillips 66
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class Z | Hess Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class Z | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class Z | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class Z | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class Z | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class Z | Canadian Natural Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class Z | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class Z | Pembina Pipeline Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%